Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes
Schedule of Company's current and deferred federal tax expense (benefit)
	Years Ended December 31,
	2014	2013	2012

Current expense	$378	$256	$1,842
Deferred expense (benefit)	1,474	673	(203)
Total income tax expense	$1,852	$929	$1,639

Schedule of reconciliation of the federal income tax rate to the Company's effective income tax rate

	December 31,
	2014	2013	2012
Federal income tax rate:	35.0%	35.0%	35.0%
Reconciling items:
Tax exempt interest	(8.0)	(12.3)	(8.9)
Dividend received deduction	(1.4)	(2.2)	(1.5)
Non deductible health insurer fee	0.7	0.0	0.0
Permanent nondeductible expenses	0.1	0.1	0.2
Other	0.0	0.0	0.3
Effective income tax rate:	26.4%	20.6%	25.1%

Schedule of significant deferred tax assets and deferred tax liabilities

	December 31,
	2014	2013
Deferred Tax Assets
Deferred gain on disposal of business	$871	$791
Investments, net	1,740	2,123
Deferred acquisition costs	1,059	1,013
Employee and post-retirement benefits	0	800
Capital loss carryforward	0	266
Compensation related	2	5
Other	4	4
Total deferred tax asset	3,676	5,002

Deferred Tax Liabilities
Policyholder and separate account reserves	(1,324)	(1,542)
Net unrealized appreciation on securities	(4,390)	(3,279)
Employee and post-retirement benefits	(375)	0
Other	(37)	(54)
Total deferred tax liability	(6,126)	(4,875)
Net deferred income tax (liability) asset	$(2,450)	$127